UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Steven I. Koszalka

Capital World Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img10c922bf1.jpg]

Capital World Bond Fund®

Investment portfolio

September 30, 2018

unaudited

Bonds, notes & other debt instruments 91.82% Euros 11.82%	Principal amount (000)	Value (000)
Allianz SE, 0.25% 2023	€1,900	$2,187
Allianz SE 1.375% 2031	1,900	2,176
Allianz SE, 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)1	1,600	2,173
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	13,900	18,231
Anglo American Capital PLC 3.25% 2023	4,210	5,258
Assicurazioni Generali SPA 5.125% 2024	2,300	3,214
Austrian Government, 0.75% 2028	1,430	1,671
Aviva PLC, junior subordinated 6.125% 2043 (5 year EURO Mid Swap + 5.13% on 7/5/2023)1	6,500	8,812
AXA SA 3.25% 20491	2,000	2,282
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EURO Mid Swap + 2.55% on 4/11/2019)1	14,500	17,078
Bayer Capital Corp. B.V. 1.50% 2026	5,400	6,253
Bayer Capital Corp. B.V. 2.125% 2029	1,500	1,754
Belgium (Kingdom of), Series 79, 0.20% 2023	19,210	22,401
Belgium (Kingdom of), Series 68, 2.25% 2023	7	9
Belgium (Kingdom of), Series 85, 0.80% 2028	3,580	4,144
BMW Finance NV 0.50% 2022	3,000	3,482
BMW Finance NV 1.125% 2026	1,400	1,611
Buzzi Unicem SPA 2.125% 2023	2,000	2,380
CaixaBank, SA 5.00% 2023 (5 year EURO Mid Swap + 3.95% on 11/14/2018)1	10,100	11,798
CaixaBank, SA 3.50% 2027 (5 year EURO Mid Swap + 3.35% on 2/15/2022)1	5,800	7,119
Chubb Ltd. 1.55% 2028	4,540	5,256
Cloverie PLC 1.75% 2024	7,100	8,675
Cote d’Ivoire (Republic of) 5.25% 20302	3,950	4,375
Daimler AG 1.00% 2027	2,000	2,209
Deutsche Telekom International Finance BV 1.375% 2027	1,400	1,626
Ecolab Inc 2.625% 2025	1,000	1,278
Egypt (Arab Republic of) 4.75% 2026	525	586
Egypt (Arab Republic of) 5.625% 2030	3,720	4,065
Enel Finance International SA 1.00% 2024	4,000	4,569
European Financial Stability Facility 0.40% 2025	26,000	30,122
French Republic O.A.T. 1.00% 2027	63,640	76,309
French Republic O.A.T. 2.00% 2048	6,790	8,513
Germany (Federal Republic of) 1.75% 2024	26,210	33,381
Germany (Federal Republic of) 0.25% 2027	10,090	11,666
Germany (Federal Republic of) 0.50% 2027	72,800	85,573
Germany (Federal Republic of) 0.50% 2028	39,530	46,246
Germany (Federal Republic of) 2.50% 2046	25,010	39,269
Germany (Federal Republic of) 1.25% 20483	24,075	29,174
Greece (Hellenic Republic of) 3.50% 2023	8,059	9,467
Greece (Hellenic Republic of) 3.375% 2025	50,780	57,667
Greece (Hellenic Republic of) 3.75% 2028	3,193	3,594
Greece (Hellenic Republic of) 3.90% 2033	18,336	19,502
Greece (Hellenic Republic of) 4.00% 2037	19,159	19,476
Greece (Hellenic Republic of) 4.20% 2042	19,109	19,432
Groupe BPCE SA 2.75% 2026 (5 year EURO Mid Swap + 1.83% on 7/8/2021)1	14,600	17,720
HeidelbergCement AG 1.50% 2025	2,000	2,343
HSBC Holdings PLC 3.375% 2024 (5 year EURO Mid Swap + 1.95% on 1/10/2019)1	6,250	7,321

Capital World Bond Fund — Page 1 of 32

unaudited

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Iberdrola Finanzes, SAU 1.00% 2024	€8,400	$9,881
Iberdrola, SA, junior subordinated 1.875% (undated) (EUR Annual (vs. 6M EURIBOR) 5Y + 1.592% on 5/22/2023)1	1,400	1,575
Intesa Sanpaolo SpA 6.625% 2023	15,870	21,396
Ireland (Republic of) 1.00% 2026	11,190	13,291
Ireland (Republic of) 0.90% 2028	51,060	58,832
Ireland (Republic of) 2.40% 2030	5,005	6,579
Italy (Republic of) 1.35% 2022	56,360	63,991
Italy (Republic of) 0.95% 2023	71,025	78,077
Italy (Republic of) 0.95% 2023	7,450	8,190
Italy (Republic of) 4.75% 2023	13,200	16,973
Italy (Republic of) 1.85% 2024	15,840	17,726
Italy (Republic of) 4.50% 2024	16,350	20,843
Italy (Republic of) 1.45% 2025	31,775	34,066
Italy (Republic of) 1.50% 2025	15,440	16,610
Italy (Republic of) 2.05% 2027	10,370	11,203
Italy (Republic of) 2.00% 2028	2,880	3,087
Italy (Republic of) 2.95% 2038	7,860	8,409
Lloyds Banking Group PLC 6.50% 2020	4,850	6,155
Metropolitan Life Global Funding I 0.875% 20224	1,000	1,181
Netherlands (Kingdom of the) 5.50% 2028	1,360	2,301
Orange SA 1.375% 2030	2,300	2,578
Portuguese Republic 2.875% 2025	61,075	78,043
Portuguese Republic 2.875% 2026	3,100	3,945
Portuguese Republic 4.125% 2027	20,610	28,471
Portuguese Republic 2.125% 2028	9,075	10,776
Praxair, Inc. 1.2% 2024	1,500	1,792
Praxair, Inc. 1.625% 2025	1,500	1,828
Rabobank Nederland 2.50% 2026 (5 year EURO Mid Swap + 1.40% on 5/26/2021)1	14,650	17,742
Romania 2.75% 2025	5,735	7,193
Romania 2.50% 2030	1,825	2,022
Romania 3.875% 2035	12,375	14,601
Romania 3.375% 2038	21,585	23,618
Spain (Kingdom of) 0.40% 2022	820	959
Spain (Kingdom of) 1.45% 2027	97,280	113,711
Spain (Kingdom of) 1.50% 2027	52,800	62,243
Spain (Kingdom of) 1.40% 2028	14,920	17,162
Spain (Kingdom of) 1.40% 2028	790	914
Spain (Kingdom of) 2.90% 2046	7,550	9,457
Spain (Kingdom of) 2.70% 2048	51,460	61,256
State Grid Overseas Investment Ltd. 1.25% 2022	2,000	2,363
Svenska Handelsbanken AB 2.656% 2024 (5 year EURO Mid Swap + 1.43% on 1/15/2019)1	9,650	11,286
Sweden (Kingdom of) 0.125% 2023	3,000	3,496
The Wellcome Trust Ltd. 1.125% 2027	3,000	3,509
Toyota Motor Credit Corp. 0.625% 2024	2,000	2,294
Veolia Environnement 0.314% 2023	4,300	4,906
Veolia Environnement 1.59% 2028	1,300	1,533
		1,561,511
Japanese yen 9.40%
Japan, Series 128, 0.10% 2021	¥12,693,750	112,325
Japan, Series 134, 0.10% 2022	5,470,000	48,504
Japan, Series 17, 0.10% 20235	2,896,760	26,286
Japan, Series 18, 0.10% 20245	16,332,300	148,489
Japan, Series 19, 0.10% 20245	11,434,485	104,211

Capital World Bond Fund — Page 2 of 32

unaudited

Bonds, notes & other debt instruments Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 337, 0.30% 2024	¥4,119,500	$36,965
Japan, Series 20, 0.10% 20255	3,359,970	30,696
Japan, Series 340, 0.40% 2025	1,875,000	16,952
Japan, Series 344, 0.10% 2026	3,760,000	33,222
Japan, Series 21, 0.10% 20265	3,060,373	28,039
Japan, Series 346, 0.10% 2027	31,665,650	279,412
Japan, Series 116, 2.20% 2030	3,041,550	32,758
Japan, Series 145, 1.70% 2033	8,945,000	93,538
Japan, Series 150, 1.40% 2034	1,615,000	16,280
Japan, Series 161, 0.60% 2037	7,075,000	62,318
Japan, Series 42, 1.70% 2044	6,830,000	72,624
Japan, Series 53, 0.60% 2046	4,993,250	41,205
Japan, Series 57, 0.80% 2047	6,711,150	57,979
		1,241,803
Polish zloty 3.59%
Poland (Republic of), Series 0420, 1.50% 2020	PLN143,300	38,940
Poland (Republic of), Series 1020, 5.25% 2020	265,250	77,363
Poland (Republic of), Series 1021, 5.75% 2021	623,370	188,653
Poland (Republic of), Series 0922, 5.75% 2022	212,555	65,206
Poland (Republic of), Series 1023, 4.00% 2023	143,630	41,636
Poland (Republic of), Series 0725, 3.25% 2025	197,070	54,487
Poland (Republic of), Series 0727, 2.50% 2027	30,000	7,710
		473,995
Mexican pesos 3.07%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	707
Red de Carreteras de Occidente 9.00% 20282	36,950	1,907
United Mexican States, Series M, 6.50% 2021	2,584,200	134,013
United Mexican States, Series M, 7.25% 2021	41,000	2,161
United Mexican States, Series M, 6.50% 2022	681,800	35,000
United Mexican States, Series M, 8.00% 2023	60,000	3,240
United Mexican States, Series M20, 10.00% 2024	1,046,700	62,046
United Mexican States, Series M, 5.75% 2026	2,874,000	135,606
United Mexican States, Series M, 7.50% 2027	70,000	3,643
United Mexican States, Series M30, 10.00% 2036	182,500	11,538
United Mexican States, Series M, 7.75% 2042	320,600	16,504
		406,365
Indian rupees 2.33%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,630
India (Republic of) 7.80% 2021	2,236,000	30,753
India (Republic of) 6.84% 2022	1,010,000	13,360
India (Republic of) 7.68% 2023	724,900	9,811
India (Republic of) 8.83% 2023	1,760,200	24,957
India (Republic of) 7.35% 2024	1,000,000	13,338
India (Republic of) 8.40% 2024	2,260,000	31,523
India (Republic of) 6.97% 2026	4,380,000	56,478
India (Republic of) 7.59% 2026	3,701,600	49,601
India (Republic of) 6.79% 2027	3,304,000	42,072
India (Republic of) 7.59% 2029	450,000	5,939
India (Republic of) 7.61% 2030	768,660	10,193
India (Republic of) 7.88% 2030	150,000	2,022

Capital World Bond Fund — Page 3 of 32

unaudited

Bonds, notes & other debt instruments Indian rupees (continued)	Principal amount (000)	Value (000)
National Highways Authority of India 7.17% 2021	INR920,000	$12,116
National Highways Authority of India 7.27% 2022	210,000	2,766
		307,559
British pounds 2.24%
Electricité de France SA 6.00% 2114	£700	1,180
France Télécom 8.125% 2028	1,700	3,236
HSBC Holdings PLC 2.175% 20231	5,850	7,582
National Grid Transco PLC 4.00% 2027	2,250	3,314
Nestlé Finance International Ltd. 2.25% 2023	400	538
United Kingdom 2.00% 2020	23,200	30,879
United Kingdom 1.75% 2022	48,400	64,804
United Kingdom 2.25% 2023	10,650	14,614
United Kingdom 2.75% 2024	9,710	13,750
United Kingdom 1.25% 2027	30,250	38,681
United Kingdom 4.25% 2027	14,750	23,864
United Kingdom 1.75% 2037	4,580	5,840
United Kingdom 3.25% 2044	24,550	40,369
United Kingdom 3.50% 2045	14,780	25,435
United Kingdom 1.50% 2047	9,300	11,011
United Kingdom 2.50% 2065	5,730	9,166
Wal-Mart Stores, Inc. 5.625% 20344	1,000	1,824
		296,087
Danish kroner 2.07%
Nykredit Realkredit AS, Series 01E, 1.50% 20372	DKr412,900	64,591
Nykredit Realkredit AS, Series 01E, 2.00% 20372	84,335	13,678
Nykredit Realkredit AS, Series 01E, 1.50% 20402	1,190,900	184,256
Nykredit Realkredit AS, Series 01E, 2.50% 20472	67,097	10,909
Realkredit Danmark AS, Series 22S, 2.00% 20372	—6	—6
		273,434
Malaysian ringgits 1.37%
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR75,050	18,182
Malaysia (Federation of), Series 0315, 3.659% 2020	6,011	1,459
Malaysia (Federation of), Series 0314, 4.048% 2021	36,250	8,865
Malaysia (Federation of), Series 0215, 3.795% 2022	12,325	2,984
Malaysia (Federation of), Series 0313, 3.48% 2023	44,100	10,500
Malaysia (Federation of), Series 0116, 3.80% 2023	159,050	38,413
Malaysia (Federation of), Series 0217, 4.059% 2024	10,700	2,597
Malaysia (Federation of), Series 0114, 4.181% 2024	19,600	4,794
Malaysia (Federation of), Series 0115, 3.955% 2025	117,450	28,306
Malaysia (Federation of), Series 0415, 3.99% 2025	3,900	936
Malaysia (Federation of), Series 0316, 3.90% 2026	82,875	19,707
Malaysia (Federation of), Series 0212, 3.892% 2027	4,575	1,084
Malaysia (Federation of), Series 0310, 4.498% 2030	177,400	43,049
Malaysia (Federation of), Series 0615, 4.786% 2035	2,500	607
		181,483

Capital World Bond Fund — Page 4 of 32

unaudited

Bonds, notes & other debt instruments South Korean won 1.33%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2203, 1.875% 2022	KRW14,320,000	$12,812
South Korea (Republic of), Series 2209, 2.00% 2022	40,035,100	35,880
South Korea (Republic of), Series 2303, 2.375% 2023	35,000,000	31,782
South Korea (Republic of), Series 2712, 2.375% 2027	105,997,260	95,600
		176,074
Thai baht 1.15%
Bank of Thailand 1.49% 2019	THB220,000	6,787
Bank of Thailand 1.50% 2019	680,000	21,018
Bank of Thailand 1.34% 2020	150,000	4,603
Thailand (Kingdom of) 1.875% 2022	1,211,400	37,012
Thailand (Kingdom of) 3.85% 2025	359,500	12,053
Thailand (Kingdom of) 2.125% 2026	2,125,000	63,230
Thailand (Kingdom of) 3.775% 2032	125,680	4,160
Thailand (Kingdom of) 3.40% 2036	91,990	2,906
		151,769
Chinese yuan renminbi 1.01%
China Development Bank, Series 1804 4.69% 2023	CNY550,000	82,434
China Development Bank, Series 1715, 4.24% 2027	349,800	50,586
		133,020
South African rand 0.81%
South Africa (Republic of) 8.75% 2044	ZAR645,950	40,739
South Africa (Republic of), Series R-208, 6.75% 2021	92,650	6,388
South Africa (Republic of), Series R-186, 10.50% 2026	122,100	9,360
South Africa (Republic of), Series R-214, 6.50% 2041	883,650	43,557
South Africa (Republic of), Series R-2048, 8.75% 2048	111,550	7,014
		107,058
Australian dollars 0.76%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$64,200	52,483
Australia (Commonwealth of), Series 133, 5.50% 2023	50,170	41,365
Australia (Commonwealth of), Series 138, 3.25% 2029	7,900	6,008
		99,856
Norwegian kroner 0.73%
Norway (Kingdom of) 3.75% 2021	NKr733,000	95,917
Brazilian reais 0.71%
Brazil (Federative Republic of) 0% 2021	BRL107,000	20,445
Brazil (Federative Republic of) 6.00% 20225	18,471	4,593
Brazil (Federative Republic of) 6.00% 20245	9,554	2,358
Brazil (Federative Republic of) 10.00% 2025	159,387	37,237
Brazil (Federative Republic of) 10.00% 2027	119,200	27,131
Brazil (Federative Republic of) 10.00% 2029	8,300	1,853
		93,617
Canadian dollars 0.70%
Canada 0.75% 2021	C$9,700	7,249
Canada 1.00% 2022	16,200	11,938
Canada 2.25% 2025	79,100	60,714
Canada 3.50% 2045	3,100	2,908
Nova Scotia (Province of) 2.10% 2027	4,000	2,878

Capital World Bond Fund — Page 5 of 32

unaudited

Bonds, notes & other debt instruments Canadian dollars (continued)	Principal amount (000)	Value (000)
Quebec (Province of) 2.75% 2028	C$5,000	$3,775
Saskatchewan (Province of) 2.65% 2027	4,000	3,013
		92,475
Chilean pesos 0.61%
Chile (Banco Central de) 4.00% 2023	CLP34,690,000	52,520
Chile (Banco Central de) 4.50% 2026	18,480,000	28,122
		80,642
Israeli shekels 0.56%
Israel (State of) 2.00% 2027	ILS100,600	27,669
Israel (State of) 5.50% 2042	117,700	46,022
Israel (State of) 3.75% 2047	2,900	876
		74,567
Romanian leu 0.50%
Romania 2.30% 2020	RON63,380	15,336
Romania 3.25% 2021	66,045	16,185
Romania 5.95% 2021	91,800	23,978
Romania 3.40% 2022	35,500	8,617
Romania 3.25% 2024	10,000	2,351
		66,467
Peruvian nuevos soles 0.38%
Peru (Republic of) 6.35% 2028	PEN9,200	2,934
Peru (Republic of) 6.35% 2028	5,800	1,850
Peru (Republic of) 6.15% 2032	145,600	45,070
		49,854
Colombian pesos 0.34%
Colombia (Republic of), Series B, 10.00% 2024	COP17,207,000	6,851
Colombia (Republic of), Series B, 6.25% 2025	87,050,000	29,044
Colombia (Republic of), Series B, 6.00% 2028	27,750,000	8,809
		44,704
Turkish lira 0.17%
Turkey (Republic of) 9.20% 2021	TRY17,200	2,089
Turkey (Republic of) 8.50% 2022	22,375	2,406
Turkey (Republic of) 11.00% 2022	116,600	14,317
Turkey (Republic of) 2.80% 20235	4,668	740
Turkey (Republic of) 2.00% 20245	18,956	2,802
		22,354
Czech korunas 0.14%
Czech Republic 0.45% 2023	CZK456,060	19,191
Russian rubles 0.11%
Russian Federation 6.80% 2019	RUB187,575	2,852
Russian Federation 7.00% 2023	183,000	2,684
Russian Federation 8.15% 2027	472,225	7,120
Russian Federation 8.50% 2031	147,750	2,262
		14,918

Capital World Bond Fund — Page 6 of 32

unaudited

Bonds, notes & other debt instruments Argentine pesos 0.11%	Principal amount (000)	Value (000)
Argentine Republic 2.50% 20215	ARS481,057	$10,338
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 27.947% 20227	127,831	3,037
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 35.686% 20287	60,051	1,272
		14,647
Egyptian pounds 0.11%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,341
Egypt (Arab Republic of) 17.20% 2023	11,600	618
Egypt (Arab Republic of) 15.90% 2024	20,850	1,054
Egypt (Arab Republic of) 18.40% 2024	188,500	10,428
Egypt (Arab Republic of) 15.70% 2027	21,900	1,073
		14,514
Uruguayan pesos 0.10%
Uruguay (Oriental Republic of) 9.875% 2022	UYU58,254	1,742
Uruguay (Oriental Republic of) 8.50% 2028	440,690	11,602
		13,344
Indonesian rupiah 0.07%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR102,500,000	5,993
Indonesia (Republic of), Series 65, 6.625 2033	65,607,000	3,777
		9,770
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,564
Nigerian naira 0.04%
Nigeria (Republic of) 16.288% 2027	NGN688,350	2,000
Nigeria (Republic of) 12.40% 2036	1,333,265	3,055
		5,055
Ghana cedi 0.03%
Ghana (Republic of) 18.00% 2021	GHS653	127
Ghana (Republic of) 24.75% 2021	4,482	998
Ghana (Republic of) 16.50% 2023	8,375	1,509
Ghana (Republic of) 19.00% 2026	6,395	1,197
		3,831
Zambian kwacha 0.01%
Zambia (Republic of) 13.00% 2026	ZMW7,400	346
Zambia (Republic of) 14.00% 2032	20,500	899
Zambia (Republic of) 14.00% 2032	5,700	250
		1,495
U.S. dollars 45.41%
3M Co. 2.25% 2023	$2,555	2,459
3M Co. 3.625% 2028	1,150	1,149
ABB Finance (USA) Inc. 2.875% 2022	1,000	982
Abbott Laboratories 2.90% 2021	2,825	2,792
Abbott Laboratories 3.40% 2023	8,364	8,338
Abbott Laboratories 3.75% 2026	3,665	3,660
Abbott Laboratories 4.90% 2046	1,500	1,633
AbbVie Inc. 2.50% 2020	4,425	4,377
AbbVie Inc. 4.45% 2046	2,760	2,563

Capital World Bond Fund — Page 7 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 20224	$10,600	$10,220
Abu Dhabi (Emirate of) 3.125% 20274	10,600	10,041
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	2,000	2,127
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	20,735	20,424
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 20304	440	442
ACE INA Holdings Inc. 2.30% 2020	2,555	2,509
ACE INA Holdings Inc. 2.875% 2022	2,860	2,801
ACE INA Holdings Inc. 3.35% 2026	1,960	1,906
ADT Corp. 3.50% 2022	1,375	1,306
AES Corp. 5.50% 2025	1,032	1,063
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	783
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,356
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	447
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	299
Allergan PLC 3.00% 2020	13,910	13,898
Allergan PLC 3.45% 2022	8,570	8,522
Allergan PLC 3.80% 2025	1,637	1,605
Allergan PLC 4.75% 2045	3,800	3,703
Alliant Energy Finance LLC 3.75% 20234	4,474	4,458
Allison Transmission Holdings, Inc. 5.00% 20244	1,425	1,421
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.636% 20252,7,8	1,025	1,016
Altria Group, Inc. 2.625% 2020	8,200	8,154
Amazon.com, Inc. 3.15% 2027	170	163
Amazon.com, Inc. 3.875% 2037	250	245
Amazon.com, Inc. 4.05% 2047	320	314
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	1,350	1,342
American Campus Communities, Inc. 3.35% 2020	2,000	1,995
American Campus Communities, Inc. 3.75% 2023	3,090	3,056
American Campus Communities, Inc. 4.125% 2024	1,945	1,932
American Campus Communities, Inc. 3.625% 2027	1,375	1,287
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.848% 20194,7	350	334
American Energy (Permian Basin) 7.125% 20204	4,285	2,871
American Energy (Permian Basin) 7.375% 20214	1,145	750
American Honda Finance Corp. 3.50% 2028	4,000	3,917
American International Group, Inc. 3.90% 2026	3,475	3,406
American International Group, Inc. 4.80% 2045	1,500	1,482
Anadarko Petroleum Corp. 4.85% 2021	265	272
Anadarko Petroleum Corp. 5.55% 2026	6,375	6,784
Anadarko Petroleum Corp. 6.60% 2046	640	754
Anheuser-Busch InBev NV 3.50% 2024	7,830	7,756
Anheuser-Busch InBev NV 3.65% 2026	5,070	4,924
Anheuser-Busch InBev NV 4.00% 2028	2,500	2,468
Anheuser-Busch InBev NV 4.90% 2046	3,630	3,651
Anheuser-Busch InBev NV 4.60% 2048	1,200	1,165
Apple Inc. 2.30% 2022	3,000	2,908
Apple Inc. 2.50% 2022	4,860	4,755
Apple Inc. 2.90% 2027	8,500	8,015
Apple Inc. 3.00% 2027	5,000	4,749
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.386% 20252,7,8	250	256
APT Pipelines Ltd. 4.20% 20254	1,090	1,080
Argentine Republic 6.25% 2019	1,900	1,905
Argentine Republic 6.875% 2021	13,515	12,964
Argentine Republic 7.50% 2026	14,615	13,044
Argentine Republic 5.875% 2028	1,200	953
Argentine Republic 7.625% 2046	3,400	2,770

Capital World Bond Fund — Page 8 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Argentine Republic 6.875% 2048	$7,450	$5,774
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.620% 20232,7,8	679	684
Associated Materials, LLC 9.00% 20244	1,795	1,876
AstraZeneca PLC 3.50% 2023	8,200	8,129
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 20247	10,190	10,244
Autoridad del Canal de Panama 4.95% 20352,4	3,200	3,320
Avis Budget Group, Inc. 5.50% 2023	1,555	1,553
Avon Products, Inc. 7.875% 20224	1,305	1,352
B&G Foods, Inc. 4.625% 2021	160	160
B&G Foods, Inc. 5.25% 2025	690	663
Bahrain (Kingdom of) 6.125% 2023	1,725	1,756
Ball Corp. 4.375% 2020	950	965
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)1,4	10,420	10,199
Bank of America Corp. 2.625% 2020	6,875	6,794
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)1	3,540	3,501
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)1	25,282	25,292
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)1	5,561	5,431
Baxalta Inc. 4.00% 2025	509	504
Bayer US Finance II LLC 3.875% 20234	9,940	9,882
Bayer US Finance II LLC 4.25% 20254	5,250	5,215
Bayer US Finance II LLC 4.375% 20284	2,357	2,312
Bayer US Finance II LLC 4.875% 20484	2,000	1,947
Bayerische Motoren Werke AG 2.15% 20204	2,000	1,970
Becton, Dickinson and Co. 2.675% 2019	1,568	1,560
Becton, Dickinson and Co. 2.894% 2022	3,630	3,532
Becton, Dickinson and Co. 3.734% 2024	5,427	5,321
Becton, Dickinson and Co. 3.70% 2027	5,905	5,656
Berkshire Hathaway Finance Corp. 4.20% 2048	1,340	1,332
Blackstone CQP Holdco LP 6.50% 20214,9	9,925	10,004
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	575	590
Boston Scientific Corp. 2.85% 2020	5,000	4,966
Boston Scientific Corp. 3.375% 2022	5,000	4,951
Brazil (Federative Republic of) 4.25% 2025	1,750	1,656
British American Tobacco International Finance PLC 2.75% 20204	2,350	2,326
British American Tobacco PLC 2.297% 20204	1,000	980
British American Tobacco PLC 2.764% 20224	3,110	2,999
British American Tobacco PLC 3.557% 20274	7,740	7,217
British American Tobacco PLC 4.54% 20474	3,660	3,362
Broadcom Ltd. 3.00% 2022	15,000	14,622
Broadcom Ltd. 3.625% 2024	8,000	7,768
Broadcom Ltd. 3.875% 2027	4,325	4,086
Buenos Aires (City of) 8.95% 20212	3,100	3,115
Cablevision Systems Corp. 6.75% 2021	2,200	2,324
Calpine Corp. 5.25% 20264	1,805	1,679
Canadian National Railway Co. 3.20% 2046	790	672
Canadian National Railway Co. 3.65% 2048	2,635	2,442
Canadian Natural Resources Ltd. 2.95% 2023	10,835	10,456
Canadian Natural Resources Ltd. 3.85% 2027	3,030	2,955
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,319
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20234	700	705
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	2,000	2,012
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,840	5,386
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	10,096
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	975	919

Capital World Bond Fund — Page 9 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	$625	$598
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	3,480	3,490
Cenovus Energy Inc. 3.00% 2022	1,312	1,258
Cenovus Energy Inc. 3.80% 2023	2,880	2,822
Cenovus Energy Inc. 4.25% 2027	3,155	3,054
Cenovus Energy Inc. 5.40% 2047	4,930	4,978
Centene Corp. 4.75% 2022	2,730	2,770
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20232	1,016	1,036
CenturyLink, Inc. 6.75% 2023	2,300	2,395
CenturyLink, Inc., Series T, 5.80% 2022	550	562
CF Industries, Inc. 4.95% 2043	1,700	1,511
Chemours Co. 6.625% 2023	1,272	1,332
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 5.589% 20197	425	427
Chesapeake Energy Corp. 4.875% 2022	1,500	1,464
Chesapeake Energy Corp. 8.00% 2025	2,400	2,483
Chesapeake Energy Corp. 8.00% 2027	1,015	1,037
Chevron Corp. 2.498% 2022	3,890	3,800
Chile (Republic of) 3.86% 2047	2,950	2,812
Cigna Corp. 3.40% 20214	3,835	3,823
Cigna Corp. 3.75% 20234	5,100	5,086
Cigna Corp. 4.125% 20254	6,710	6,699
Cigna Corp. 4.375% 20284	13,145	13,126
Cigna Corp. 4.90% 20484	1,255	1,258
Citigroup Inc. 2.55% 2019	13,535	13,523
Citigroup Inc. 3.40% 2021	7,000	7,001
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)1	6,085	6,114
Citigroup Inc. 3.20% 2026	3,540	3,308
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)1	7,000	6,874
Citigroup Inc. 4.65% 2048	3,785	3,838
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	4,725	4,755
Cleveland-Cliffs Inc. 4.875% 20244	1,225	1,210
Cleveland-Cliffs Inc. 5.75% 2025	5,300	5,174
CME Group Inc. 4.15% 2048	8,675	8,671
CMS Energy Corp. 6.25% 2020	190	197
CMS Energy Corp. 5.05% 2022	420	439
CMS Energy Corp. 3.00% 2026	7,388	6,921
CMS Energy Corp. 4.875% 2044	3,089	3,269
Colbun SA 4.50% 20244	1,800	1,816
Colbun SA 3.95% 20274	2,445	2,329
Colombia (Republic of) 4.50% 2026	3,400	3,469
Colombia (Republic of) 7.375% 2037	1,000	1,264
Columbia Pipeline Partners LP 3.30% 2020	395	394
Comcast Corp. 4.00% 2048	5,745	5,186
Comision Federal de Electricidad 4.875% 20244	3,500	3,566
Comision Federal de Electricidad 4.75% 20274	865	856
Compass Diversified Holdings 8.00% 20264	1,090	1,128
Comstock Resources, Inc. 9.75% 20264	1,725	1,726
Concho Resources Inc. 4.30% 2028	3,100	3,092
Concho Resources Inc. 4.85% 2048	1,479	1,487
Concordia International Corp. (3-month USD-LIBOR + 5.50%) 7.814% 20242,7,8	425	419
Concordia International Corp. 8.00% 2024	154	151
CONSOL Energy Inc. 5.875% 2022	5,850	5,872
Consolidated Energy Finance SA 6.50% 20264	645	655
Constellation Brands, Inc. 2.65% 2022	7,000	6,696
Constellation Brands, Inc. 2.70% 2022	250	241

Capital World Bond Fund — Page 10 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Constellation Brands, Inc. 3.20% 2023	$2,591	$2,512
Constellation Brands, Inc. 3.60% 2028	1,750	1,640
Constellation Brands, Inc. 4.10% 2048	750	661
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	57	57
Convey Park Energy LLC 7.50% 20254	825	840
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20342,4	6,380	6,318
Costco Wholesale Corp. 2.30% 2022	4,000	3,875
Costco Wholesale Corp. 2.75% 2024	2,000	1,936
Costco Wholesale Corp. 3.00% 2027	8,500	8,090
Crédit Agricole SA 4.375% 20254	24,265	23,765
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)1,4	9,995	9,421
CRH America, Inc. 5.125% 20454	3,000	3,023
CSX Corp. 3.80% 2028	7,170	7,077
CVR Partners, LP 9.25% 20234	850	908
CVS Health Corp. 2.80% 2020	1,900	1,882
CVS Health Corp. 3.125% 2020	4,500	4,502
CVS Health Corp. 3.35% 2021	8,345	8,334
CVS Health Corp. 3.70% 2023	3,130	3,119
CVS Health Corp. 4.10% 2025	2,955	2,950
CVS Health Corp. 4.30% 2028	19,430	19,275
CVS Health Corp. 4.78% 2038	6,275	6,246
CVS Health Corp. 5.05% 2048	16,115	16,527
DaimlerChrysler North America Holding Corp. 2.25% 20204	11,350	11,198
DaimlerChrysler North America Holding Corp. 2.00% 20214	300	288
DaimlerChrysler North America Holding Corp. 3.00% 20214	28,225	27,913
DaimlerChrysler North America Holding Corp. 3.30% 20254	2,000	1,925
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,935
DaVita HealthCare Partners Inc. 5.00% 2025	1,085	1,047
DCP Midstream Operating LP 4.95% 2022	1,605	1,633
Deutsche Telekom International Finance BV 1.95% 20214	3,050	2,916
Deutsche Telekom International Finance BV 2.485% 20234	10,225	9,654
Deutsche Telekom International Finance BV 3.60% 20274	6,703	6,364
Diamond Offshore Drilling, Inc. 7.875% 2025	1,050	1,093
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,807
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.938% 20232,7,8	465	403
Dominican Republic 7.50% 20212,4	10,500	11,012
Dominican Republic 5.50% 20254	6,500	6,541
Dominican Republic 6.875% 2026	3,500	3,745
Dominican Republic 8.625% 20272,4	1,000	1,145
Dominican Republic 6.00% 20284	555	566
Dominican Republic 6.85% 2045	1,570	1,596
Dominican Republic 6.85% 20454	230	234
Dow Chemical Co. 4.125% 2021	4,000	4,098
DTE Energy Co. 3.30% 2022	5,818	5,747
DTE Energy Co. 3.70% 2023	4,200	4,197
Duke Energy Corp. 2.65% 2026	3,992	3,614
Duke Energy Florida, LLC 3.80% 2028	3,294	3,293
Duke Energy Progress, LLC 3.70% 2028	6,150	6,104
Edison International 2.40% 2022	250	236
EDP Finance BV 5.25% 20214	2,500	2,573
EDP Finance BV 3.625% 20244	3,000	2,870
Egypt (Arab Republic of) 6.125% 20224	750	752
Egypt (Arab Republic of) 5.875% 2025	2,000	1,916
Egypt (Arab Republic of) 7.50% 20274	13,125	13,398
Electricité de France SA 3.625% 20254	2,600	2,516

Capital World Bond Fund — Page 11 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Electricité de France SA 4.875% 20444	$325	$320
Electricité de France SA 4.95% 20454	206	202
Electricité de France SA 5.00% 20484	5,204	5,071
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)1,4	3,150	3,162
EMD Finance LLC 2.40% 20204	6,565	6,479
EMD Finance LLC 3.25% 20254	9,725	9,269
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)1	5,000	5,350
Emera US Finance LP 4.75% 2046	6,667	6,516
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,088
ENA Norte Trust 4.95% 20282,4	5,134	5,168
Enbridge Energy Partners, LP 9.875% 2019	3,250	3,337
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,878
Enbridge Energy Partners, LP 5.20% 2020	7,335	7,518
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,323
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,264
Enbridge Inc. 3.70% 2027	6,700	6,480
Endo International PLC 5.75% 20224	2,425	2,276
Endo International PLC 6.00% 20251,4	520	451
Enel Chile SA 4.875% 2028	1,435	1,451
Enel Finance International SA 2.75% 20234	21,600	20,201
Enel Finance International SA 3.50% 20284	7,600	6,700
Enel Finance International SA 6.00% 20394	4,740	5,165
Enel Società per Azioni 8.75% 20731,4	10,000	11,100
Energy Transfer Partners, LP 5.875% 2024	1,275	1,345
Energy Transfer Partners, LP 4.20% 2027	12,190	11,790
Energy Transfer Partners, LP 5.30% 2047	550	534
Energy Transfer Partners, LP 5.40% 2047	2,271	2,251
Energy Transfer Partners, LP 6.00% 2048	2,105	2,249
EnLink Midstream Partners, LP 2.70% 2019	495	493
Ensco PLC 7.75% 2026	1,225	1,220
Ensco PLC 5.75% 2044	1,880	1,412
Entergy Louisiana, LLC 3.30% 2022	1,469	1,445
Envision Healthcare Corp. 5.125% 20224	565	582
EPR Properties 4.75% 2026	1,475	1,448
Equinor ASA 3.625% 2028	8,995	8,887
Essex Portfolio LP 3.625% 2022	1,420	1,409
Essex Portfolio LP 3.25% 2023	2,870	2,794
Essex Portfolio LP 3.875% 2024	3,360	3,345
Euramax International, Inc. 12.00% 20204	1,075	1,125
European Investment Bank 2.25% 2022	14,420	14,042
Eversource Energy 2.80% 2023	1,201	1,160
Exelon Corp. 3.497% 20221	6,176	6,073
Exelon Corp. 3.95% 2025	528	527
Export Credit Bank of Turkey 5.375% 20214	4,660	4,404
Export-Import Bank of India 3.125% 2021	2,950	2,880
Extraction Oil & Gas, Inc. 5.625% 20264	1,200	1,068
Fannie Mae 6.00% 20352	43	47
Fannie Mae 5.50% 20382	1,096	1,191
Fannie Mae 4.00% 20462	4,891	4,949
Fannie Mae 4.00% 20462	1,434	1,451
Fannie Mae 6.50% 20472	72	76
Fannie Mae 6.50% 20472	25	27
Fannie Mae 7.00% 20472	39	42
Fannie Mae 3.50% 20482,10	40,000	39,366

Capital World Bond Fund — Page 12 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 20482,10	$121,870	$122,894
Fannie Mae 4.00% 20482,10	12,600	12,724
Fannie Mae 4.50% 20482,10	65,000	67,064
Fannie Mae 4.50% 20482,10	8,800	9,066
Fannie Mae, Series 2001-4, Class GA, 9.203% 20252,7	—6	1
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 20222	3,500	3,375
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 20222	2,931	2,862
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	488	403
First Data Corp. 5.375% 20234	1,000	1,018
First Data Corp. 5.00% 20244	900	909
First Quantum Minerals Ltd. 7.00% 20214	1,742	1,726
First Quantum Minerals Ltd. 7.50% 20254	4,900	4,667
First Quantum Minerals Ltd. 6.875% 20264	1,625	1,481
FirstEnergy Corp. 3.90% 2027	9,000	8,766
FirstEnergy Corp. 3.50% 20284	1,425	1,346
FirstEnergy Corp. 4.85% 2047	527	537
FirstEnergy Corp., Series B, 4.25% 2023	2,752	2,797
Ford Motor Credit Co. 2.375% 2019	15,325	15,291
Ford Motor Credit Co. 2.597% 2019	8,485	8,419
Ford Motor Credit Co. 3.815% 2027	3,000	2,687
France Télécom 9.00% 20311	5,390	7,662
Freddie Mac 6.00% 20382	43	47
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	871	769
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	123	104
Freeport-McMoRan Inc. 3.55% 2022	3,640	3,549
Frontier Communications Corp. 10.50% 2022	1,290	1,151
Frontier Communications Corp. 11.00% 2025	5,250	4,120
FS Energy and Power Fund 7.50% 20234	675	690
Gazprom OJSC 5.999% 20214	3,900	4,017
General Dynamics Corp. 3.75% 2028	7,930	7,966
General Mills, Inc. 3.20% 2021	2,215	2,202
General Motors Co. 6.75% 2046	4,955	5,374
General Motors Financial Co. 3.70% 2020	2,000	2,011
General Motors Financial Co. 4.00% 2026	2,000	1,882
Genesis Energy, LP 6.75% 2022	1,050	1,076
Genesis Energy, LP 6.50% 2025	920	903
Gogo Inc. 12.50% 20224	7,355	8,079
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,961
Goldman Sachs Group, Inc. 2.55% 2019	8,295	8,260
Goldman Sachs Group, Inc. 2.35% 2021	2,700	2,601
Goldman Sachs Group, Inc. 2.875% 2021	10,279	10,147
Goldman Sachs Group, Inc. 3.50% 2025	3,400	3,295
Goldman Sachs Group, Inc. 3.484% 20267	8,525	8,538
Goldman Sachs Group, Inc. 3.75% 2026	1,958	1,905
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)1	18,510	18,267
Government National Mortgage Assn. 4.00% 20452	10,560	10,828
Groupe BPCE SA 5.70% 20234	17,596	18,366
Groupe BPCE SA 5.15% 20244	5,000	5,090
Groupe BPCE SA 4.50% 20254	6,325	6,192
Guatemala (Republic of) 4.50% 2026	2,568	2,455
Guatemala (Republic of) 4.375% 2027	3,608	3,396
Guatemala (Republic of) 4.875% 2028	5,900	5,767
Gulf Power Co. 3.30% 2027	399	382
H.I.G. Capital, LLC 6.75% 20244	968	971
Halliburton Co. 3.80% 2025	1,255	1,246

Capital World Bond Fund — Page 13 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Halliburton Co. 4.85% 2035	$390	$409
Halliburton Co. 5.00% 2045	650	696
Hanesbrands Inc. 4.625% 20244	270	264
Hanesbrands Inc. 4.875% 20264	1,105	1,062
Hardwoods Acquisition Inc. 7.50% 20214	959	882
Harris Corp. 2.70% 2020	680	674
HCA Inc. 5.875% 2023	875	924
Healthsouth Corp. 5.75% 2025	1,730	1,752
Hertz Global Holdings Inc. 7.625% 20224	2,125	2,104
Holcim Ltd. 6.00% 20194	3,222	3,324
Holcim Ltd. 5.15% 20234	2,500	2,597
Honduras (Republic of) 8.75% 2020	11,370	12,462
Honduras (Republic of) 6.25% 2027	5,800	5,982
Honduras (Republic of) 6.25% 20274	2,375	2,449
Hospitality Properties Trust 5.00% 2022	250	256
Hospitality Properties Trust 4.50% 2023	690	693
Hospitality Properties Trust 4.50% 2025	935	911
Hospitality Properties Trust 3.95% 2028	970	880
Host Hotels & Resorts LP 4.50% 2026	175	175
HSBC Holdings PLC 4.00% 2022	475	481
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)1	11,000	10,887
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)1	13,760	13,791
HUB International Ltd. 7.00% 20264	305	306
Hungary 5.375% 2024	25,400	27,246
Huntsman International LLC 4.875% 2020	590	603
Hyundai Capital America 2.55% 20204	11,225	11,040
Hyundai Capital America 3.25% 20224	2,104	2,041
Iberdrola Finance Ireland 5.00% 20194	2,000	2,035
Icahn Enterprises Finance Corp. 6.25% 2022	1,450	1,490
Imperial Tobacco Finance PLC 3.50% 20234	9,050	8,873
Indonesia (Republic of) 4.875% 2021	4,300	4,436
Indonesia (Republic of) 3.75% 2022	16,525	16,422
Indonesia (Republic of) 3.375% 2023	2,600	2,533
Indonesia (Republic of) 4.75% 2026	21,600	21,943
Indonesia (Republic of) 6.75% 2044	950	1,159
Indonesia (Republic of) 6.75% 20444	925	1,128
Infor Software 7.125% 20214,11	975	990
Inmarsat PLC 4.875% 20224	2,075	2,075
Inmarsat PLC 6.50% 20244	1,000	1,017
Intelsat Jackson Holding Co. 7.50% 2021	6,545	6,660
Interstate Power and Light Co. 3.25% 2024	7,500	7,284
Interstate Power and Light Co. 4.10% 2028	3,950	3,981
Intesa Sanpaolo SpA 5.017% 20244	16,925	15,288
IPALCO Enterprises, Inc. 3.70% 2024	275	267
Iraq (Republic of) 6.752% 20234	2,200	2,204
Iron Mountain Inc. 4.875% 20274	480	442
Jaguar Holding Co. 6.375% 20234	650	656
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,425
Jonah Energy LLC 7.25% 20254	1,200	924
Jordan (Hashemite Kingdom of) 5.75% 20274	4,810	4,571
JPMorgan Chase & Co. 2.40% 2021	2,200	2,146
JPMorgan Chase & Co. 2.55% 2021	11,700	11,493
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)1	7,085	7,014
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)1	12,706	12,704
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)1	14,930	14,686

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)1	$2,370	$2,361
Kazakhstan (Republic of) 3.875% 2024	575	584
Kazakhstan (Republic of) 4.875% 2044	550	564
Kazakhstan (Republic of) 6.50% 2045	1,200	1,482
Kenya (Republic of) 6.875% 20244	1,915	1,924
Kenya (Republic of) 6.875% 2024	1,400	1,406
Keurig Dr. Pepper Inc. 4.057% 20234	5,500	5,513
Keurig Dr. Pepper Inc. 4.417% 20254	1,105	1,111
Keurig Dr. Pepper Inc. 4.597% 20284	16,725	16,832
Keurig Dr. Pepper Inc. 4.985% 20384	787	798
Keurig Dr. Pepper Inc. 5.085% 20484	8,775	8,981
KfW 2.125% 2022	19,569	18,994
Kinder Morgan Energy Partners, LP 2.65% 2019	670	669
Kinder Morgan Energy Partners, LP 3.50% 2023	750	735
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,415
Kinder Morgan, Inc. 3.15% 2023	1,750	1,704
Kinder Morgan, Inc. 4.30% 2028	5,836	5,793
Kinder Morgan, Inc. 5.05% 2046	3,413	3,417
Kinetic Concepts, Inc. 12.50% 20214	1,000	1,105
Korea Housing Finance Corp. 2.50% 20202,4	10,700	10,496
Korea Housing Finance Corp. 2.00% 20212,4	12,275	11,711
Kroger Co. 6.80% 2018	1,000	1,008
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 20242,7,8	1,275	1,308
Kuwait (State of) 2.75% 20224	16,650	16,288
Laboratory Corp. of America Holdings 3.60% 2027	7,500	7,183
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20402,7	22	22
Liberty Global PLC 5.50% 20284	1,150	1,094
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)2,7,8,11	3,448	2,674
Lima Metro Line Finance Ltd. 5.875% 20342,4	9,385	9,760
Limited Brands, Inc. 5.25% 2028	475	409
Limited Brands, Inc. 6.875% 2035	350	297
Lithuania (Republic of) 7.375% 2020	9,400	9,954
Lithuania (Republic of) 6.625% 20224	2,000	2,207
Lloyds Banking Group PLC 3.75% 2027	14,070	13,241
Lloyds Banking Group PLC 4.375% 2028	1,150	1,123
Lockheed Martin Corp. 2.50% 2020	940	927
Lockheed Martin Corp. 3.10% 2023	740	733
LSB Industries, Inc. 9.625% 20234	525	552
LSC Communications, Inc. 8.75% 20234	1,425	1,445
LYB International Finance BV 3.50% 2027	6,500	6,090
Mallinckrodt PLC 4.875% 20204	2,075	2,065
Marathon Oil Corp. 4.40% 2027	4,570	4,576
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.742% 20242,7,8	1,227	1,239
McDonald’s Corp. 3.35% 2023	7,160	7,105
McDonald’s Corp. 3.50% 2027	2,200	2,139
McDonald’s Corp. 3.80% 2028	740	728
McDonald’s Corp. 4.875% 2045	1,525	1,598
McDonald’s Corp. 4.45% 2047	3,300	3,248
Medtronic, Inc. 4.625% 2045	3,000	3,179
Meredith Corp. 6.875% 20264	700	719
Meritage Homes Corp. 5.125% 2027	1,125	1,041
Metropolitan Life Global Funding I 2.40% 20214	2,000	1,963
Metropolitan Life Global Funding I 3.45% 20264	2,310	2,259
Metropolitan Life Global Funding I 3.00% 20274	2,500	2,337
MGM Resorts International 7.75% 2022	700	769

Capital World Bond Fund — Page 15 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.30% 2027	$11,170	$10,978
Mississippi Power Co. 3.95% 2028	4,188	4,104
Mississippi Power Co. 4.25% 2042	8,913	8,415
Molina Healthcare, Inc. 5.375% 2022	2,960	3,023
Molina Healthcare, Inc. 4.875% 20254	1,337	1,320
Molson Coors Brewing Co. 2.10% 2021	5,000	4,811
Molson Coors Brewing Co. 3.00% 2026	3,300	2,998
Molson Coors Brewing Co. 4.20% 2046	1,600	1,423
Morocco (Kingdom of) 4.25% 2022	5,700	5,720
Morocco (Kingdom of) 4.25% 20224	2,500	2,509
Morocco (Kingdom of) 5.50% 2042	10,000	10,523
Morocco (Kingdom of) 5.50% 20424	1,500	1,578
National Grid PLC 3.15% 20274	1,105	1,043
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,274	2,288
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)1,4	10,000	9,765
Navient Corp. 6.50% 2022	2,140	2,226
Navient Corp. 5.50% 2023	3,365	3,369
Navient Corp. 6.125% 2024	375	376
NBCUniversal Enterprise, Inc. 5.25% 20494	9,315	9,469
New York Life Global Funding 2.30% 20224	3,000	2,882
New York Life Global Funding 3.00% 20284	3,000	2,819
New York State Electric & Gas Corp. 3.25% 20264	3,000	2,855
Newell Rubbermaid Inc. 3.15% 2021	4,155	4,091
NGL Energy Partners LP 6.875% 2021	1,815	1,851
NGL Energy Partners LP 6.125% 2025	2,735	2,578
Niagara Mohawk Power Corp. 3.508% 20244	2,000	1,978
Niagara Mohawk Power Corp. 4.278% 20344	3,405	3,409
Nigeria (Republic of) 6.375% 2023	4,925	5,009
Nigeria (Republic of) 6.50% 20274	1,965	1,898
Noble Corp. PLC 7.95% 20251	800	784
Noble Corp. PLC 8.95% 20451	1,700	1,655
Noble Energy, Inc. 4.95% 2047	6,445	6,186
Northrop Grumman Corp. 2.55% 2022	1,195	1,152
Northrop Grumman Corp. 3.25% 2028	7,745	7,297
Nova Chemicals Corp. 5.25% 20274	1,750	1,634
Novelis Corp. 5.875% 20264	775	759
NRG Energy, Inc. 6.25% 2022	957	990
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)2,4,11	32	9
Oracle Corp. 2.65% 2026	9,890	9,182
Oracle Corp. 3.25% 2027	8,084	7,786
Owens & Minor, Inc. 3.875% 2021	1,250	1,179
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.869% 20252,7,8	775	738
Pacific Gas and Electric Co. 2.45% 2022	2,712	2,577
Pacific Gas and Electric Co. 3.85% 2023	781	775
Pacific Gas and Electric Co. 4.25% 20234	2,227	2,240
Pacific Gas and Electric Co. 3.40% 2024	1,052	1,007
Pacific Gas and Electric Co. 3.75% 2024	2,675	2,615
Pacific Gas and Electric Co. 3.50% 2025	4,188	4,000
Pacific Gas and Electric Co. 3.30% 2027	4,118	3,770
Pacific Gas and Electric Co. 3.30% 2027	3,339	3,076
Pacific Gas and Electric Co. 4.65% 20284	5,977	6,016
Pacific Gas and Electric Co. 6.35% 2038	27	32
Pacific Gas and Electric Co. 4.45% 2042	1,647	1,537
Pacific Gas and Electric Co. 3.95% 2047	5,370	4,674
PacifiCorp., First Mortgage Bonds, 4.125% 2049	3,212	3,157

Capital World Bond Fund — Page 16 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Pakistan (Islamic Republic of) 7.25% 20194	$1,900	$1,909
Pakistan (Islamic Republic of) 5.50% 20214	11,350	11,038
Pakistan (Islamic Republic of) 8.25% 2024	9,300	9,742
Pakistan (Islamic Republic of) 8.25% 2025	6,700	6,997
Panama (Republic of) 4.50% 20472	6,800	6,827
Panama (Republic of) 4.50% 20502	2,465	2,450
Paraguay (Republic of) 4.625% 2023	5,210	5,269
Paraguay (Republic of) 5.00% 2026	1,450	1,475
Paraguay (Republic of) 4.70% 20274	1,705	1,705
Paraguay (Republic of) 4.70% 2027	475	475
Paraguay (Republic of) 5.60% 20484	13,405	13,371
Peabody Energy Corp. 6.00% 20224	500	510
Peabody Energy Corp. 6.375% 20254	325	331
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	1,932
People’s Republic of China 3.625% 2027	1,600	1,520
Pernod Ricard SA 4.45% 20224	11,465	11,702
Peru (Republic of) 5.625% 2050	1,275	1,517
Petrobras Global Finance Co. 8.375% 2021	289	316
Petrobras Global Finance Co. 6.125% 2022	3,331	3,447
Petrobras Global Finance Co. 5.299% 2025	7,100	6,649
Petrobras Global Finance Co. 8.75% 2026	3,100	3,401
Petrobras Global Finance Co. 5.999% 2028	2,000	1,849
Petrobras Global Finance Co. 6.85% 2115	9,100	7,826
Petróleos Mexicanos 6.375% 2021	340	357
Petróleos Mexicanos 5.375% 2022	535	552
Petróleos Mexicanos 6.875% 2026	2,640	2,792
Petróleos Mexicanos 6.375% 2045	7,000	6,478
Petróleos Mexicanos 6.75% 2047	3,608	3,452
Petróleos Mexicanos 6.35% 20484	4,756	4,380
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.334% 20222,7,8	2,494	2,195
Petsmart, Inc. 5.875% 20254	4,865	4,012
Petsmart, Inc. 8.875% 20254	2,190	1,587
Pfizer Inc. 3.00% 2021	4,871	4,871
Pfizer Inc. 3.20% 2023	4,871	4,833
Philip Morris International Inc. 4.25% 2044	2,500	2,362
Philippines (Republic of the) 3.00% 2028	2,188	2,041
Pisces Parent, LLC 8.00% 20264	945	954
Platform Specialty Products Corp. 5.875% 20254	700	694
PNC Bank 2.40% 2019	8,000	7,963
PNC Bank 2.30% 2020	3,820	3,769
PNC Bank 2.60% 2020	1,250	1,241
Poland (Republic of) 4.00% 2024	4,905	5,008
Poland (Republic of) 3.25% 2026	11,250	10,938
Praxair, Inc. 3.00% 2021	450	446
PRICOA Global Funding I 3.45% 20234	475	472
Progress Energy, Inc. 7.05% 2019	4,380	4,464
Progress Energy, Inc. 7.00% 2031	129	161
Progress Energy, Inc. 7.75% 2031	1,075	1,409
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)1	2,550	2,662
Prudential Financial, Inc. 3.905% 2047	250	225
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)1	1,000	997
Public Service Co. of Colorado 3.20% 2020	595	596
Public Service Enterprise Group Inc. 2.00% 2021	1,750	1,668
Public Service Enterprise Group Inc. 2.65% 2022	5,758	5,532
Public Storage 3.094% 2027	1,350	1,263

Capital World Bond Fund — Page 17 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 6.50% 2020	$4,590	$4,866
Puget Energy, Inc. 5.625% 2022	2,120	2,244
Puget Energy, Inc. 3.65% 2025	1,574	1,520
Qatar (State of) 4.50% 20224	3,500	3,614
Qatar (State of) 3.875% 20234	3,355	3,385
Qatar (State of) 3.875% 2023	525	530
Qatar (State of) 4.50% 20284	20,275	20,905
Qatar (State of) 5.103% 20484	3,995	4,163
QGOG Constellation SA 9.50% 2024 (5.26% PIK)2,4,11	5,371	2,618
Quebec (Province of) 2.375% 2022	7,071	6,886
R.R. Donnelley & Sons Co. 7.875% 2021	1,750	1,866
R.R. Donnelley & Sons Co. 6.50% 2023	450	452
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,680
Rayonier Advanced Materials Inc. 5.50% 20244	1,390	1,345
Reynolds American Inc. 3.25% 2020	11,130	11,111
Reynolds American Inc. 4.00% 2022	2,010	2,024
Reynolds American Inc. 4.45% 2025	9,155	9,231
Reynolds American Inc. 5.85% 2045	3,540	3,858
Roche Holdings, Inc. 3.00% 20254	4,000	3,846
Romania 5.125% 20484	34,550	34,073
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 20232,7,8,12,13	1,515	1,515
Royal Dutch Shell PLC 1.375% 2019	9,000	8,883
Royal Dutch Shell PLC 1.75% 2021	955	919
Royal Dutch Shell PLC 3.75% 2046	1,270	1,195
Russian Federation 4.25% 2027	1,600	1,539
Russian Federation 4.375% 20294	400	384
Russian Federation 5.25% 2047	2,800	2,691
Russian Federation 5.25% 20474	400	384
Ryerson Inc. 11.00% 20224	1,850	2,024
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	49
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	1,870	1,791
Saudi Arabia (Kingdom of) 2.894% 20224	8,800	8,589
Saudi Arabia (Kingdom of) 2.875% 2023	1,500	1,451
Saudi Arabia (Kingdom of) 3.628% 20274	8,800	8,523
Saudi Arabia (Kingdom of) 3.625% 20284	17,780	16,986
Saudi Arabia (Kingdom of) 4.50% 20304	13,725	13,814
SCANA Corp. 6.25% 2020	270	277
SCANA Corp. 4.75% 2021	11,000	11,066
SCANA Corp. 4.125% 2022	5,087	5,020
Scentre Group 2.375% 20214	1,425	1,375
Scentre Group 3.25% 20254	1,395	1,311
Scentre Group 3.50% 20254	3,250	3,125
Scentre Group 3.75% 20274	2,020	1,939
Schlumberger BV 4.00% 20254	8,235	8,243
Sherwin-Williams Co. 2.75% 2022	5,000	4,853
Sherwin-Williams Co. 3.45% 2027	6,750	6,432
Sherwin-Williams Co. 4.50% 2047	1,500	1,446
Shire PLC 1.90% 2019	9,000	8,906
Shire PLC 2.40% 2021	17,963	17,367
Shire PLC 2.875% 2023	6,730	6,425
Shire PLC 3.20% 2026	1,690	1,562
Siemens AG 2.70% 20224	1,780	1,737
Siemens AG 2.35% 20264	8,881	8,018
Sirius XM Radio Inc. 3.875% 20224	1,425	1,410
South Carolina Electric & Gas Co. 3.50% 2021	4,000	3,987

Capital World Bond Fund — Page 18 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
South Carolina Electric & Gas Co. 4.25% 2028	$8,284	$8,262
South Carolina Electric & Gas Co. 5.30% 2033	3,434	3,619
South Carolina Electric & Gas Co. 5.45% 2041	8,799	9,481
South Carolina Electric & Gas Co. 4.35% 2042	534	512
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	3,250	3,257
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	2,000	1,979
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,800	1,776
Sri Lanka (Democratic Socialist Republic of) 6.20% 20274	1,207	1,137
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,910
Sri Lanka (Democratic Socialist Republic of) 6.75% 20284	2,000	1,940
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	1,000	1,008
Staples Inc. 8.50% 20254	785	741
Starbucks Corp. 3.10% 2023	5,378	5,302
Starbucks Corp. 3.80% 2025	8,435	8,389
Starbucks Corp. 4.00% 2028	3,000	2,996
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,167
State Grid Overseas Investment Ltd. 3.50% 20274	27,805	26,508
State Grid Overseas Investment Ltd. 3.50% 2027	12,800	12,203
State Grid Overseas Investment Ltd. 4.25% 2028	1,075	1,082
Statoil ASA 3.25% 2024	750	737
Sunoco LP 4.875% 20234	400	397
Sweden (Kingdom of) 1.125% 20194	11,760	11,561
Talen Energy Corp. 9.50% 20224	1,145	1,145
Talen Energy Corp. 10.50% 20264	270	245
Tampa Electric Co. 2.60% 2022	1,436	1,387
Targa Resources Partners LP 4.125% 2019	1,000	1,001
Targa Resources Partners LP 6.75% 2024	825	872
Team Health Holdings, Inc. 6.375% 20254	1,910	1,662
Teco Finance, Inc. 5.15% 2020	5,350	5,475
Teekay Corp. 8.50% 2020	5,009	5,123
Teekay Offshore Partners LP 8.50% 20234	1,400	1,442
Tenet Healthcare Corp. 4.75% 2020	1,050	1,067
Tenet Healthcare Corp. 6.00% 2020	1,270	1,313
Tenet Healthcare Corp. 4.375% 2021	550	550
Tenet Healthcare Corp. 4.50% 2021	3,000	3,000
Tenet Healthcare Corp. 4.625% 2024	1,399	1,363
Teva Pharmaceutical Finance Co. BV 2.80% 2023	9,330	8,315
Teva Pharmaceutical Finance Co. BV 6.00% 2024	730	742
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,635	14,700
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	20,250
Thomson Reuters Corp. 4.30% 2023	4,250	4,348
Thomson Reuters Corp. 5.65% 2043	2,980	3,151
Total Capital International 2.875% 2022	1,115	1,099
Toyota Motor Credit Corp. 1.70% 2019	1,000	997
Toyota Motor Credit Corp. 2.15% 2020	3,500	3,467
Toyota Motor Credit Corp. 2.15% 2022	1,150	1,097
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,654
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,447
TransCanada Corp. 7.125% 2019	3,035	3,073
TransCanada PipeLines Ltd. 4.25% 2028	8,175	8,220
Transocean Inc. 9.00% 20234	818	892
Transportadora de Gas Peru SA 4.25% 20282,4	625	616
Travelers Companies, Inc. 4.00% 2047	2,195	2,106
Trilogy International Partners, LLC 8.875% 20224	2,050	2,081
Turkey (Republic of) 7.0% 2020	3,600	3,644

Capital World Bond Fund — Page 19 of 32

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 6.25% 2022	$7,285	$7,150
Turkey (Republic of) 4.875% 2026	1,400	1,204
U.S. Treasury 2.375% 2020	68,111	67,695
U.S. Treasury 2.50% 2020	58,000	57,729
U.S. Treasury 1.125% 20213	7,500	7,199
U.S. Treasury 1.125% 2021	4,100	3,906
U.S. Treasury 2.00% 20213	70,750	69,025
U.S. Treasury 2.125% 2021	8,900	8,707
U.S. Treasury 2.375% 2021	500	494
U.S. Treasury 1.875% 2022	35,000	33,680
U.S. Treasury 2.00% 2022	49,600	47,796
U.S. Treasury 2.00% 2022	15,000	14,466
U.S. Treasury 2.125% 2022	145,135	140,436
U.S. Treasury 1.375% 2023	25,700	23,860
U.S. Treasury 1.375% 2023	10,900	10,107
U.S. Treasury 2.375% 2023	119,750	117,019
U.S. Treasury 2.625% 2023	54,100	53,413
U.S. Treasury 2.75% 2023	249,840	247,802
U.S. Treasury 2.75% 2023	95,000	94,229
U.S. Treasury 2.75% 2023	29,600	29,341
U.S. Treasury 2.75% 2023	2,000	1,983
U.S. Treasury 2.875% 2023	17,150	17,094
U.S. Treasury 2.75% 2025	68,290	67,210
U.S. Treasury 2.75% 2025	7,500	7,378
U.S. Treasury 2.875% 2025	72	71
U.S. Treasury 3.00% 2025	10,000	9,991
U.S. Treasury 2.00% 20263	172,345	159,467
U.S. Treasury 2.25% 2027	183,400	171,712
U.S. Treasury 2.25% 2027	25,000	23,536
U.S. Treasury 2.75% 20283	352,100	343,400
U.S. Treasury 2.875% 2028	195,671	192,736
U.S. Treasury 2.875% 2028	53,600	52,800
U.S. Treasury 2.75% 20473	92,875	84,976
U.S. Treasury 3.00% 2048	87,200	83,877
U.S. Treasury 3.00% 20483	68,270	65,668
U.S. Treasury 3.125% 2048	11,459	11,301
U.S. Treasury Inflation-Protected Security 0.625% 20235	43,423	42,886
U.S. Treasury Inflation-Protected Security 0.125% 20245	49,192	47,299
U.S. Treasury Inflation-Protected Security 0.625% 20245	178,351	176,072
U.S. Treasury Inflation-Protected Security 0.25% 20255	31,217	29,979
U.S. Treasury Inflation-Protected Security 0.375% 20255	28,161	27,284
U.S. Treasury Inflation-Protected Security 2.375% 20255	7,353	8,015
U.S. Treasury Inflation-Protected Security 0.625% 20263,5	41,893	41,024
U.S. Treasury Inflation-Protected Security 0.375% 20275	15,962	15,253
U.S. Treasury Inflation-Protected Security 0.50% 20285	10,586	8,636
U.S. Treasury Inflation-Protected Security 1.375% 20445	41,684	44,732
U.S. Treasury Inflation-Protected Security 1.00% 20465	23,186	22,915
Ukraine Government 7.75% 2022	1,200	1,202
Ukraine Government 7.75% 2027	2,300	2,144
Ukraine Government 7.375% 20322,4	1,010	881
Ultra Petroleum Corp. 6.875% 20224	2,015	967
Ultra Petroleum Corp. 7.125% 20254	750	307
UniCredit SpA 4.625% 20274	17,805	16,356
UniCredit SpA 5.861% 20321,4	24,255	21,727
Union Pacific Corp. 3.95% 2028	10,550	10,593

Capital World Bond Fund — Page 20 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 4.50% 2048	$950	$969
Unisys Corp. 10.75% 20224	800	903
United Mexican States 3.75% 2028	13,925	13,288
United Mexican States 4.75% 2044	880	843
United Technologies Corp. 3.35% 2021	3,000	2,998
United Technologies Corp. 3.65% 2023	10,500	10,459
United Technologies Corp. 3.125% 2027	5,000	4,677
United Technologies Corp. 4.125% 2028	9,985	9,938
United Technologies Corp. 4.625% 2048	4,600	4,619
UnitedHealth Group Inc. 2.70% 2020	2,330	2,316
UnitedHealth Group Inc. 2.125% 2021	10,000	9,768
UnitedHealth Group Inc. 3.75% 2025	2,160	2,171
Vale SA 6.25% 2026	3,221	3,538
Valeant Pharmaceuticals International, Inc. 6.125% 20254	5,700	5,435
Valeant Pharmaceuticals International, Inc. 9.00% 20254	455	491
Valeant Pharmaceuticals International, Inc. 9.25% 20264	1,460	1,579
VEB Finance Ltd. 6.902% 20204	6,600	6,648
Venator Materials Corp. 5.75% 20254	800	730
Venezuela (Bolivarian Republic of) 7.75% 20197	795	212
Venezuela (Bolivarian Republic of) 6.00% 20207	239	64
Venezuela (Bolivarian Republic of) 12.75% 20222	40	11
Venezuela (Bolivarian Republic of) 9.00% 2023	318	87
Venezuela (Bolivarian Republic of) 8.25% 2024	159	43
Venezuela (Bolivarian Republic of) 7.65% 20257	40	11
Venezuela (Bolivarian Republic of) 11.75% 2026	60	17
Venezuela (Bolivarian Republic of) 9.25% 2027	159	45
Venezuela (Bolivarian Republic of) 9.25% 2028	80	21
Venezuela (Bolivarian Republic of) 11.95% 20312	99	28
Veritas Holdings Ltd. 7.50% 20234	700	682
Vine Oil & Gas LP 8.75% 20234	600	588
Virgin Australia Holdings Ltd. 8.50% 20194	1,150	1,172
Vodafone Group PLC 4.375% 2028	8,050	7,942
Vodafone Group PLC 5.25% 2048	4,275	4,302
Volkswagen Group of America Finance, LLC 2.45% 20194	2,320	2,299
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,019
Wal-Mart Stores, Inc. 2.35% 2022	6,500	6,286
Wal-Mart Stores, Inc. 3.40% 2023	2,975	2,987
Wal-Mart Stores, Inc. 3.70% 2028	3,845	3,852
Wal-Mart Stores, Inc. 4.05% 2048	2,175	2,179
Warrior Met Coal, Inc. 8.00% 20244	800	822
WEA Finance LLC 2.70% 20194	9,285	9,263
WEA Finance LLC 3.25% 20204	3,795	3,784
Weatherford International PLC 4.50% 2022	385	339
Weatherford International PLC 8.25% 2023	2,725	2,589
Weatherford International PLC 9.875% 2024	400	393
Weatherford International PLC 9.875% 20254	1,050	1,018
Weatherford International PLC 6.50% 2036	2,125	1,610
Weatherford International PLC 6.75% 2040	1,985	1,528
Wells Fargo & Co. 3.55% 2023	10,725	10,679
Wells Fargo & Co. 3.00% 2026	618	575
Westlake Chemical Corp. 4.375% 2047	1,850	1,647
Williams Partners LP 4.125% 2020	1,625	1,645
Wind Tre SpA 5.00% 20264	2,000	1,749
WM. Wrigley Jr. Co. 3.375% 20204	5,270	5,277
WPP Finance 2010 3.75% 2024	1,000	966

Capital World Bond Fund — Page 21 of 32

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	$2,150	$2,064
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20254	600	581
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	500	465
YES Bank Ltd. 3.75% 2023	7,500	6,950
Ziggo Bond Finance BV 5.50% 20274	2,825	2,658
Zimmer Holdings, Inc. 3.15% 2022	5,030	4,930
		6,000,523
Total bonds, notes & other debt instruments (cost: $12,566,760,000)		12,133,463
Convertible stocks 0.03% U.S. dollars 0.03%	Shares
Associated Materials, LLC, 14.00% convertible preferred 202012,13	2,750	3,341
Total convertible stocks (cost: $2,640,000)		3,341
Common stocks 0.03% Swiss francs 0.00%
CEVA Logistics AG4,12,14	16,245	285
U.S. dollars 0.03%
Tribune Resources, Inc.12,14	514,396	1,620
Concordia International Corp.4,9,12,14	52,958	981
Concordia International Corp.14	19,714	397
Corporate Risk Holdings I, Inc.12,13,14	91,424	64
Corporate Risk Holdings Corp.9,12,13,14	462	—6
Ply Gem Parent, LLC, Class B12,14	88	11
		3,073
Total common stocks (cost: $7,539,000)		3,358
Rights & warrants 0.00% U.S. dollars 0.00%
Tribune Resources, Inc., Class A, warrants, expire 202312,13,14	173,187	78
Tribune Resources, Inc., Class B, warrants, expire 202312,13,14	134,701	47
Tribune Resources, Inc., Class C, warrants, expire 202312,13,14	126,325	36
Associated Materials, LLC, warrants, expire 202312,13,14	39,066	—6
Total rights & warrants (cost: $26,000)		161
Short-term securities 9.07%	Principal amount (000)
Apple Inc. 2.11% due 10/10/20184	$ 50,000	49,964
Australia & New Zealand Banking Group, Ltd. 2.26% due 12/18/20184	55,000	54,717
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.06%–2.09% due 10/4/2018–10/9/2018	101,700	101,659
CHARTA, LLC 2.25% due 11/27/20184	25,000	24,907
DBS Bank Ltd. 2.23% due 11/2/20184	84,200	84,018
Egyptian Treasury Bills 15.42%–16.90% due 10/2/2018–1/22/2019	EGP1,191,700	65,025
Federal Home Loan Bank 1.91%–1.96% due 10/1/2018–10/3/2018	$130,000	129,983
Japanese Treasury Discount Bills (0.14)% due 5/20/2019	¥40,150,000	353,685
Mizuho Bank, Ltd. 2.25% due 11/15/20184	$33,500	33,401

Capital World Bond Fund — Page 22 of 32

unaudited

Short-term securities	Principal amount (000)	Value (000)
National Australia Bank Ltd. 2.08% due 10/4/20184	$50,600	$50,582
Nigerian Treasury Bills 11.48%–13.82% due 10/11/2018–9/19/2019	NGN25,419,580	66,395
Ontario (Province of) 2.01% due 10/3/2018	$40,000	39,988
Québec (Province of) 2.08% due 10/17/20184	29,900	29,866
Toronto-Dominion Bank 2.29%–2.30% due 12/3/2018–12/21/20184	65,100	64,762
Total Capital Canada Ltd. 2.13% due 10/16/20184	50,000	49,944
Total short-term securities (cost: $1,210,524,000)		1,198,896
Total investment securities 100.95% (cost: $13,787,489,000)		13,339,219
Other assets less liabilities (0.95)%		(125,504)
Net assets 100.00%		$13,213,715

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount15 (000)	Value at 9/30/201816 (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
90 Day Euro Dollar Futures	Short	25	December 2018	$(6,250)	$(6,084)	$(2)
90 Day Euro Dollar Futures	Long	25	December 2019	6,250	6,054	3
2 Year Euro-Schatz Futures	Long	424	December 2018	42,400	55,025	(87)
2 Year U.S. Treasury Note Futures	Long	278	January 2019	55,600	58,584	(81)
5 Year Euro-Bobl Futures	Long	510	December 2018	51,000	77,392	(205)
5 Year U.S. Treasury Note Futures	Long	1,329	January 2019	132,900	149,481	(1,008)
10 Year Euro-Bund Futures	Long	384	December 2018	38,400	70,796	(842)
10 Year U.S. Treasury Note Futures	Long	659	December 2018	65,900	78,277	(869)
10 Year Ultra U.S. Treasury Note Futures	Long	307	December 2018	30,700	38,682	(541)
20 Year U.S. Treasury Bond Futures	Long	58	December 2018	5,800	8,149	42
30 Year Euro-Buxl Futures	Long	16	December 2018	1,600	3,238	(52)
30 Year Ultra U.S. Treasury Bond Futures	Short	420	December 2018	(42,000)	(64,798)	1,724
						$(1,918)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
PLN572,100	EUR133,187	Goldman Sachs	10/3/2018	$495
THB630,000	USD19,450	JPMorgan Chase	10/3/2018	34
USD19,444	THB630,000	JPMorgan Chase	10/3/2018	(39)
EUR66,594	PLN286,050	Citibank	10/3/2018	(247)
EUR66,583	PLN286,050	Bank of America, N.A.	10/3/2018	(260)
EUR40,899	USD47,923	Citibank	10/3/2018	(419)
EUR61,282	USD71,805	Morgan Stanley	10/3/2018	(626)
USD116,176	NZD177,500	Goldman Sachs	10/3/2018	(1,484)
NZD177,500	USD119,312	Citibank	10/3/2018	(1,652)
ZAR560,600	USD37,850	Goldman Sachs	10/4/2018	1,760
USD41,248	JPY4,572,000	Goldman Sachs	10/4/2018	990
USD25,653	JPY2,843,707	Goldman Sachs	10/4/2018	614
USD41,273	JPY4,650,000	Goldman Sachs	10/4/2018	329
USD15,239	AUD21,000	Bank of America, N.A.	10/4/2018	59

Capital World Bond Fund — Page 23 of 32

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD17,848	ILS64,800	Bank of America, N.A.	10/4/2018	$23
USD17,842	ILS64,800	Morgan Stanley	10/4/2018	18
USD5,316	NZD8,000	JPMorgan Chase	10/4/2018	13
AUD6,000	USD4,324	Goldman Sachs	10/4/2018	13
NZD3,000	USD1,982	Goldman Sachs	10/4/2018	6
AUD5,000	USD3,634	Citibank	10/4/2018	(19)
USD9,836	BRL40,900	JPMorgan Chase	10/4/2018	(286)
USD64,753	CAD84,530	JPMorgan Chase	10/4/2018	(701)
USD37,850	ZAR560,600	Citibank	10/4/2018	(1,760)
JPY14,544,974	USD131,166	Citibank	10/4/2018	(3,096)
JPY14,544,974	USD131,214	Bank of America, N.A.	10/4/2018	(3,143)
USD32,744	INR2,308,125	Morgan Stanley	10/5/2018	932
USD32,737	INR2,308,125	Citibank	10/5/2018	925
USD18,803	INR1,302,200	JPMorgan Chase	10/5/2018	855
USD15,270	INR1,073,390	Citibank	10/5/2018	476
SEK81,878	USD8,996	Bank of New York Mellon	10/5/2018	222
ZAR46,500	USD3,117	Citibank	10/5/2018	168
USD6,846	INR487,000	Morgan Stanley	10/5/2018	134
THB307,157	USD9,379	Citibank	10/5/2018	121
KRW3,511,630	USD3,144	Citibank	10/5/2018	22
USD3,220	ZAR46,500	Citibank	10/5/2018	(65)
INR411,490	USD5,766	Citibank	10/5/2018	(95)
KRW43,525,000	USD39,386	Goldman Sachs	10/5/2018	(140)
USD9,004	SEK81,878	JPMorgan Chase	10/5/2018	(214)
USD38,229	COP114,244,000	Morgan Stanley	10/5/2018	(332)
INR4,079,100	USD56,681	Goldman Sachs	10/5/2018	(461)
USD55,939	KRW62,796,800	JPMorgan Chase	10/5/2018	(684)
EUR160,845	USD186,496	JPMorgan Chase	10/9/2018	417
NOK43,802	EUR4,500	Bank of New York Mellon	10/9/2018	155
EUR11,423	USD13,237	Morgan Stanley	10/9/2018	37
USD2,680	EUR2,300	JPMorgan Chase	10/9/2018	7
GBP742	USD979	Goldman Sachs	10/9/2018	(11)
USD11,468	EUR9,890	Goldman Sachs	10/9/2018	(25)
EUR3,000	NOK28,588	Citibank	10/9/2018	(28)
USD22,799	EUR19,675	Morgan Stanley	10/9/2018	(64)
USD4,602	GBP3,580	Bank of New York Mellon	10/9/2018	(67)
USD38,661	EUR33,350	Citibank	10/9/2018	(94)
USD43,904	AUD61,200	Bank of New York Mellon	10/9/2018	(336)
PLN71,325	EUR16,621	JPMorgan Chase	10/11/2018	33
EUR47,086	PLN204,200	Goldman Sachs	10/11/2018	(676)
GBP30,460	USD39,454	Goldman Sachs	10/12/2018	273
USD19,632	CNH134,500	Goldman Sachs	10/12/2018	92
USD20,476	EUR17,550	Goldman Sachs	10/12/2018	76
USD22,574	GBP17,300	Bank of America, N.A.	10/12/2018	11
ZAR234,800	USD16,241	JPMorgan Chase	10/15/2018	324
USD15,469	INR1,120,000	Citibank	10/15/2018	54
USD30,943	INR2,261,950	JPMorgan Chase	10/15/2018	(189)
USD15,446	ZAR234,800	Morgan Stanley	10/15/2018	(1,119)
NOK164,584	USD19,692	Bank of New York Mellon	10/17/2018	547
MXN283,600	USD14,864	Citibank	10/17/2018	240
USD14,605	MXN283,600	Citibank	10/17/2018	(500)
USD67,823	CNH455,000	Citibank	10/18/2018	1,746

Capital World Bond Fund — Page 24 of 32

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD72,566	JPY8,120,000	Goldman Sachs	10/19/2018	$988
USD3,493	BRL12,054	Citibank	10/19/2018	513
USD61,341	JPY6,906,800	Citibank	10/19/2018	458
NOK131,600	USD15,979	Bank of America, N.A.	10/19/2018	205
USD30,184	GBP23,060	Bank of America, N.A.	10/19/2018	99
USD22,506	EUR19,285	JPMorgan Chase	10/19/2018	77
BRL12,054	USD2,905	Bank of America, N.A.	10/19/2018	74
SEK36,555	EUR3,500	JPMorgan Chase	10/19/2018	50
SEK25,910	EUR2,500	Citibank	10/19/2018	13
JPY608,468	EUR4,700	JPMorgan Chase	10/19/2018	(103)
GBP11,000	USD14,508	Goldman Sachs	10/19/2018	(157)
USD9,771	BRL40,800	Citibank	10/19/2018	(315)
GBP117,256	USD153,485	Morgan Stanley	10/19/2018	(508)
EUR216,044	USD252,127	JPMorgan Chase	10/19/2018	(865)
JPY41,237,250	USD371,752	Goldman Sachs	10/19/2018	(8,244)
USD33,015	ILS117,650	Bank of America, N.A.	10/22/2018	604
USD54,045	EUR46,100	Goldman Sachs	10/22/2018	417
USD22,178	CNH150,000	Goldman Sachs	10/22/2018	400
AUD5,335	CAD5,000	Bank of New York Mellon	10/22/2018	(16)
AUD3,000	CAD2,821	Citibank	10/22/2018	(17)
MYR80,500	USD19,491	JPMorgan Chase	10/22/2018	(50)
USD36,841	MYR152,800	JPMorgan Chase	10/22/2018	(60)
USD37,339	THB1,216,600	Citibank	10/22/2018	(308)
EUR97,715	USD114,513	Morgan Stanley	10/22/2018	(842)
USD19,134	CNH130,500	Goldman Sachs	10/23/2018	188
GBP28,100	USD37,030	Morgan Stanley	10/23/2018	(363)
JPY4,618,000	USD41,105	Goldman Sachs	10/23/2018	(385)
CLP26,704,900	USD39,660	JPMorgan Chase	10/24/2018	965
USD7,698	GBP5,850	Bank of New York Mellon	10/24/2018	64
GBP1,300	USD1,711	Bank of New York Mellon	10/24/2018	(14)
USD16,580	MXN313,000	Goldman Sachs	10/24/2018	(69)
JPY2,911,099	EUR22,150	Morgan Stanley	10/24/2018	(100)
USD29,691	INR2,174,200	Citibank	10/24/2018	(195)
USD19,663	BRL80,500	Morgan Stanley	10/24/2018	(229)
JPY2,434,500	USD21,720	JPMorgan Chase	10/24/2018	(252)
EUR34,078	USD39,960	JPMorgan Chase	10/24/2018	(311)
GBP14,900	USD19,813	Citibank	10/24/2018	(369)
EUR33,223	USD39,181	Goldman Sachs	10/24/2018	(527)
JPY12,195,000	USD108,790	Citibank	10/24/2018	(1,250)
USD45,522	INR3,300,800	Goldman Sachs	10/25/2018	156
USD25,382	MYR105,000	JPMorgan Chase	10/26/2018	27
EUR2,040	USD2,404	Bank of America, N.A.	10/26/2018	(30)
USD19,565	INR1,420,000	JPMorgan Chase	10/29/2018	59
KRW8,758,930	USD7,834	Morgan Stanley	10/31/2018	67
USD27,497	PLN101,290	Citibank	11/2/2018	2
USD69,339	EUR59,720	Morgan Stanley	11/2/2018	(195)
USD30,755	INR2,250,000	Goldman Sachs	11/6/2018	(124)
JPY7,192,640	EUR54,120	Citibank	11/7/2018	454
USD3,120	CNH21,456	Citibank	11/7/2018	8
USD9,998	EUR8,600	Morgan Stanley	11/8/2018	(20)
USD4,957	EUR4,300	Morgan Stanley	11/8/2018	(52)
GBP12,200	USD16,082	JPMorgan Chase	11/9/2018	(150)

Capital World Bond Fund — Page 25 of 32

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
TRY63,900	USD9,764	Citibank	11/26/2018	$414
USD20,796	BRL70,000	Citibank	11/29/2018	3,551
USD9,077	BRL30,650	Citibank	11/29/2018	1,527
USD9,836	BRL40,700	Bank of America, N.A.	12/3/2018	(187)
USD155,200	BRL529,000	JPMorgan Chase	12/4/2018	24,933
BRL529,000	USD139,578	Citibank	12/4/2018	(9,311)
USD5,301	EUR4,235	Citibank	12/13/2018	352
USD5,390	INR398,380	JPMorgan Chase	12/21/2018	(48)
TRY66,600	USD9,803	Citibank	1/24/2019	422
USD39,605	BRL132,300	Citibank	3/11/2019	7,335
BRL132,300	USD34,799	JPMorgan Chase	3/11/2019	(2,530)
USD74,307	BRL250,000	JPMorgan Chase	3/15/2019	13,355
USD5,015	EUR3,950	JPMorgan Chase	3/15/2019	361
USD1,587	EUR1,250	JPMorgan Chase	3/15/2019	114
BRL145,100	USD36,185	Citibank	3/15/2019	(808)
BRL104,900	USD27,466	JPMorgan Chase	3/15/2019	(1,891)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	379
USD373,336	JPY40,150,000	Citibank	5/20/2019	12,888
USD37,225	CNY252,700	Citibank	7/5/2019	509
				$34,522

Capital World Bond Fund — Page 26 of 32

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
0.6975%	SONIA	12/20/2018	£2,330,000	$(60)	$—	$(60)
2.738%	U.S. EFFR	9/18/2019	$508,436	(2)	—	(2)
2.733%	U.S. EFFR	9/18/2019	508,564	(6)	—	(6)
6-month EURIBOR	(0.079)%	7/22/2020	€62,750	23	—	23
1.865%	3-month CZK-PRIBOR	7/22/2020	CZK2,000,000	(401)	—	(401)
1.92%	3-month CZK-PRIBOR	8/15/2020	8,930,000	(1,630)	—	(1,630)
2.683%	U.S. EFFR	9/28/2020	$33,900	6	—	6
3-month USD-LIBOR	3.002%	9/28/2020	33,900	(9)	—	(9)
9.56%	DI-OVER-EXTRA Grupo	1/4/2021	BRL100	—6	—	—6
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	(372)	—	(372)
2.9985%	3-month USD-LIBOR	8/13/2025	$18,750	(102)	—	(102)
3-month SEK-STIBOR	1.125%	4/28/2027	SKr100,000	(12)	—	(12)
0.8153%	6-month EURIBOR	4/28/2027	€10,000	(26)	—	(26)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	(522)	—	(522)
3-month SEK-STIBOR	1.87%	7/10/2028	SKr120,000	33	—	33
1.4923%	6-month EURIBOR	7/10/2028	€12,000	(54)	—	(54)
3-month USD-LIBOR	3.0525%	8/13/2030	$10,000	95	—	95
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	(491)	—	(491)
1.4508%	6-month EURIBOR	12/15/2047	€15,000	(341)	—	(341)
1.5768%	6-month EURIBOR	3/6/2048	20,000	260	—	260
1.4658%	6-month EURIBOR	4/20/2048	9,000	(169)	—	(169)
					$—	$(3,780)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Step bond; coupon rate may change at a later date.
2	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,332,000, which represented .12% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,467,763,000, which represented 11.11% of the net assets of the fund.
5	Index-linked bond whose principal amount moves with a government price index.
6	Amount less than one thousand.
7	Coupon rate may change periodically.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,447,000, which represented .09% of the net assets of the fund.
9	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
10	Purchased on a TBA basis.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,978,000, which represented .06% of the net assets of the fund.
13	Value determined using significant unobservable inputs.
14	Security did not produce income during the last 12 months.
15	Notional amount is calculated based on the number of contracts and notional contract size.
16	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$9,925	$10,004.08%
Concordia International Corp.	8/31/2018	670	981.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$10,595	$10,985.09%

Capital World Bond Fund — Page 27 of 32

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $868,475,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,225,312,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps were $4,089,020,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;

Capital World Bond Fund — Page 28 of 32

unaudited

contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2018 (dollars in thousands):

Capital World Bond Fund — Page 29 of 32

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,561,511	$—	$1,561,511
Japanese yen	—	1,241,803	—	1,241,803
Polish zloty	—	473,995	—	473,995
Mexican pesos	—	406,365	—	406,365
Indian rupees	—	307,559	—	307,559
British pounds	—	296,087	—	296,087
Danish kroner	—	273,434	—	273,434
Malaysian ringgits	—	181,483	—	181,483
South Korean won	—	176,074	—	176,074
Thai baht	—	151,769	—	151,769
Chinese yuan renminbi	—	133,020	—	133,020
South African rand	—	107,058	—	107,058
Australian dollars	—	99,856	—	99,856
Norwegian kroner	—	95,917	—	95,917
Brazilian reais	—	93,617	—	93,617
Canadian dollars	—	92,475	—	92,475
Chilean pesos	—	80,642	—	80,642
Israeli shekels	—	74,567	—	74,567
Romanian leu	—	66,467	—	66,467
Peruvian nuevos soles	—	49,854	—	49,854
Colombian pesos	—	44,704	—	44,704
Turkish lira	—	22,354	—	22,354
Czech korunas	—	19,191	—	19,191
Russian rubles	—	14,918	—	14,918
Argentine pesos	—	14,647	—	14,647
Egyptian pounds	—	14,514	—	14,514
Uruguayan pesos	—	13,344	—	13,344
Indonesian rupiah	—	9,770	—	9,770
New Zealand dollars	—	5,564	—	5,564
Nigerian naira	—	5,055	—	5,055
Ghana cedi	—	3,831	—	3,831
Zambian kwacha	—	1,495	—	1,495
U.S. dollars	—	5,999,008	1,515	6,000,523
Convertible stocks	—	—	3,341	3,341
Common stocks	397	2,897	64	3,358
Rights & warrants	—	—	161	161
Short-term securities	—	1,198,896	—	1,198,896
Total	$397	$13,333,741	$5,081	$13,339,219

Capital World Bond Fund — Page 30 of 32

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,769	$—	$—	$1,769
Unrealized appreciation on open forward currency contracts	—	84,249	—	84,249
Unrealized appreciation on interest rate swaps	—	417	—	417
Liabilities:
Unrealized depreciation on futures contracts	(3,687)	—	—	(3,687)
Unrealized depreciation on open forward currency contracts	—	(49,727)	—	(49,727)
Unrealized depreciation on interest rate swaps	—	(4,197)	—	(4,197)
Total	$(1,918)	$30,742	$—	$28,824

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	PRIBOR = Prague Interbank Offered Rate
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	RON = Romanian leu
DKr = Danish kroner	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	SONIA = Sterling Overnight Interbank Average Rate
EUR/€ = Euros	STIBOR = Stockholm Interbank Offered Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
IDR = Indonesian rupiah	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen	ZMW = Zambian kwacha
KRW = South Korean won

Capital World Bond Fund — Page 31 of 32

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

© 2018 Capital Group. All rights reserved.

MFGEFPX-031-1118O-S66109	Capital World Bond Fund — Page 32 of 32

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2018